DEPOSITS (Schedule of Retail Deposit Accounts) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Amount
Non-interest-earning checking	$ 18,436	$ 19,396
Interest-earning checking	24,459	23,787
Savings accounts	44,727	45,524
Money market accounts	21,087	22,484
Savings certificates	34,376	32,313
Advance payments by borrowers for taxes and insurance	1,938	1,785
Total	$ 145,023	$ 145,289
Percent of Portfolio
Non-interest-earning checking	12.70%	13.40%
Interest-earning checking	16.90%	16.40%
Savings accounts	30.80%	31.30%
Money market accounts	14.60%	15.50%
Savings certificates	23.70%	22.20%
Advance payments by borrowers for taxes and insurance	1.30%	1.20%
Total	100.00%	100.00%